Share-Based Compensation - Performance Based Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Grant Date Fair Value
Vested (in USD per share)	$ 24.78
Performance Shares
Number of Shares
Unvested shares at beginning of period (in shares)	407,948
Granted (in shares)	90,072	0
Vested (in shares)	(92,000)		0
Forfeited (in shares)	(136,394)
Unvested shares at end of period (in shares)	269,626	407,948
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, beginning of period (in USD per share)	$ 25.94
Granted (in USD per share)	24.98	$ 34.45
Forfeited (in USD per share)	25.70
Weighted average grant date fair value, end of period (in USD per share)	$ 26.14	$ 25.94
Weighted Average Remaining Term (in Years)	3 years 9 months 11 days